Inventories	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES

	December 31,
	2016	2017

Raw materials and components	$12,322	$15,756
Finished products (*)	11,800	19,099

	$24,122	$34,855

(*)	Including amounts of $705 and $34 for the years ended December 31, 2016 and 2017, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.